Finance and Other Costs - Summarizes the Companys finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs [Abstract]
Interest on convertible notes	$ 27,837	$ 25,134	$ 22,623
Other expenses	4,103	42	79
Finance costs	$ 31,940	$ 25,176	$ 22,702